  Adasina Social Justice All Cap Global ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 6.8%
AIB Group PLC	36,165	$426,250
Alinma Bank	23,244	148,659
ANZ Group Holdings Ltd.	63,918	1,618,818
Associated Banc-Corp	2,158	60,014
Banca Mediolanum SpA	21,166	489,303
Banca Monte dei Paschi di Siena SpA	5,977	64,364
Banco BPM SpA	30,073	473,241
Banco de Credito e Inversiones SA	9,864	665,595
Banco de Sabadell SA	140,166	474,346
Bank Central Asia Tbk PT	181,199	57,797
Bank of Chengdu Co. Ltd. - Class A(a)	153,036	420,543
Bank of Nanjing Co. Ltd.	86,600	137,924
Bank of Suzhou Co. Ltd. - Class A(a)	25,200	30,343
Banque Cantonale Vaudoise	409	61,506
BOC Hong Kong Holdings Ltd.	185,008	1,131,661
BPER Banca SpA	28,405	385,106
Capitec Bank Holdings Ltd.	1,278	351,960
China Zheshang Bank Co. Ltd. - Class H	1,290,000	398,321
Credicorp Ltd.	3,060	1,048,448
E.Sun Financial Holding Co. Ltd.(a)	468,000	462,390
East West Bancorp, Inc.	3,783	463,569
Erste Group Bank AG	532	63,945
First Financial Holding Co. Ltd.(a)	278,000	243,607
Grupo Cibest SA	18,739	388,718
Grupo Financiero Banorte SAB de CV	43,700	455,196
Grupo Financiero Inbursa SAB de CV	24,300	60,536
International Bancshares Corp.	829	59,821
Japan Post Bank Co. Ltd.	22,848	440,483
Kasikornbank PCL	93,000	574,374
M&T Bank Corp.	6,737	1,455,933
Malayan Banking Bhd.	867,243	2,327,230
Mediobanca Banca di Credito Finanziario SpA	2,480	64,219
Mega Financial Holding Co. Ltd.(a)	539,885	689,387
NU Holdings Ltd. - Class A(a)	20,606	270,557
Pinnacle Financial Partners, Inc.	622	60,794
SCB X PCL	282,300	1,166,672
Sparebanken Norge	38,563	794,627
Swedbank AB - Class A	39,077	1,444,875
Taiwan Cooperative Financial Holding Co. Ltd.(a)	84,361	61,536
Trustmark Corp.	1,361	60,102
Valley National Bancorp	5,456	75,129

Webster Financial Corp.	2,554	$185,727
		20,313,626

Consumer Discretionary Products - 1.8%
Asics Corp.	15,569	473,652
BAIC Motor Corp. Ltd.	397,500	61,369
Chongqing Changan Automobile Co. Ltd. - Class A(a)	50,600	59,208
Crystal International Group Ltd.	146,500	112,715
Denso Corp.	43,648	523,151
Dorman Products, Inc.(a)	512	63,447
Geberit AG	94	61,764
Geely Automobile Holdings Ltd.	130,000	312,170
Gildan Activewear, Inc.	10,954	668,826
Great Wall Motor Co. Ltd. - Class H	169,230	224,779
Haier Smart Home Co. Ltd.(a)	47,600	119,647
Horizon Robotics - Class B(a)	110,400	74,517
Huayu Automotive Systems Co. Ltd. - Class A(a)	10,000	24,688
Magna International, Inc.	11,289	732,222
Masco Corp.	899	63,155
Midea Group Co. Ltd.	37,500	410,292
Phinia, Inc.	4,783	369,535
Rivian Automotive, Inc. - Class A(a)	4,248	69,242
Sekisui House Ltd.	2,800	58,976
SharkNinja, Inc.(a)	539	65,699
Somnigroup International, Inc.	2,182	154,507
Standard Motor Products, Inc.	1,712	67,093
Toyota Industries Corp.	4,800	616,622
		5,387,276

Consumer Discretionary Services - 0.8%
Accel Entertainment, Inc.(a)	5,183	61,626
Amadeus IT Group SA	4,351	277,938
Aristocrat Leisure Ltd.	13,672	492,835
Dutch Bros, Inc. - Class A(a)	1,159	67,222
Flutter Entertainment PLC(a)	2,043	198,130
Graham Holdings Co. - Class B	620	680,320
H World Group Ltd., ADR	9,295	417,253
Matthews International Corp.	2,351	62,396
Monarch Casino & Resort, Inc.	687	82,619
OneSpaWorld Holdings Ltd.	2,518	59,802
SATS ASA	14,868	69,066
		2,469,207

Consumer Staple Products - 2.2%
Aryzta AG(a)	871	67,999
Asahi Group Holdings Ltd.	62,647	599,552
Austevoll Seafood ASA	11,555	110,981
Celsius Holdings, Inc.(a)	2,583	85,936

Henkel AG & Co. KGaA	8,052	$585,391
J.M. Smucker Co.	8,129	838,913
Jamieson Wellness, Inc.	3,990	102,563
John B. Sanfilippo & Son, Inc.	977	73,187
Kenvue, Inc.	28,217	487,590
Kirin Holdings Co. Ltd.	42,800	730,899
Monster Beverage Corp.(a)	20,738	1,826,603
Orion Holdings Corp.	3,620	60,173
Quanex Building Products Corp.	3,409	63,441
Reckitt Benckiser Group PLC	8,290	513,020
Simply Good Foods Co.(a)	5,092	58,660
Spectrum Brands Holdings, Inc.	770	60,591
Tsingtao Brewery Co. Ltd. - Class H	30,000	190,395
Utz Brands, Inc. - Class A	7,756	56,774
Vital Farms, Inc.(a)	5,962	59,680
		6,572,348

Financial Services - 10.6%
3i Group PLC	11,853	363,481
Acadian Asset Management, Inc.	1,325	95,811
Affiliated Managers Group, Inc.	1,500	454,275
Azimut Holding SpA	3,878	157,712
BGC Group, Inc. - Class A	26,793	279,987
Broadridge Financial Solutions, Inc.	3,727	572,914
Cboe Global Markets, Inc.	4,095	1,365,928
China Galaxy Securities Co. Ltd.	299,000	296,047
CME Group, Inc. - Class A	8,801	2,407,426
Computershare Ltd.	22,063	549,095
CSC Financial Co. Ltd.	185,728	268,968
Deutsche Boerse AG	3,286	949,452
Enact Holdings, Inc.	14,423	602,737
EXOR NV	772	60,315
Fair Isaac Corp.(a)	50	62,530
Federal Agricultural Mortgage Corp. - Class C	404	71,827
Fiserv, Inc.(a)	1,056	59,727
Futu Holdings Ltd. - Class A, ADR	692	72,016
GF Securities Co. Ltd.(a)	113,200	233,264
Global Payments, Inc.	4,884	368,791
GoFintech Quantum Innovation Ltd.(a)	101,500	78,740
Groupe Bruxelles Lambert NV	13,249	1,250,795
Grupo de Inversiones Suramericana SA	4,541	62,344
Guotai Junan Securities Co. Ltd. - Class H	330,110	550,085
Houlihan Lokey, Inc. - Class A	6,475	917,249
IBI Investment House Ltd.	393	79,204
IGM Financial, Inc.	17,664	1,007,356
Investment AB Latour - Class B	19,211	415,190
Jack Henry & Associates, Inc.	458	62,435
London Stock Exchange Group PLC	3,279	398,764

Mastercard, Inc. - Class A	6,002	$2,964,868
Meitav Investment House Ltd.	2,508	153,337
MGIC Investment Corp.	10,099	254,697
Mitsubishi HC Capital, Inc.	50,800	415,329
Moody’s Corp.	3,433	1,556,007
MSCI, Inc. - Class A	1,147	724,193
Nasdaq, Inc.	22,833	2,112,509
Piper Sandler Cos.	7,318	573,804
PJT Partners, Inc. - Class A	1,772	270,939
Radian Group, Inc.	2,283	77,964
Schroders PLC	46,507	366,103
Shenwan Hongyuan Group Co. Ltd.(a)(b)	520,748	172,090
Singapore Exchange Ltd.	9,500	162,983
SoFi Technologies, Inc.(a)	7,199	131,166
Swissquote Group Holding SA	1,166	59,095
Tel Aviv Stock Exchange Ltd.	3,613	218,446
TMX Group Ltd.	8,708	326,119
Tradeweb Markets, Inc. - Class A	5,495	550,874
Verisk Analytics, Inc. - Class A	2,263	396,002
Victory Capital Holdings, Inc. - Class A	3,841	324,757
Visa, Inc. - Class A	11,453	3,737,801
Walker & Dunlop, Inc.	1,199	60,178
WEX, Inc.(a)	777	112,634
Yuanta Financial Holding Co. Ltd.(a)	893,540	1,700,052
		31,536,412

Health Care - 9.5%
AbbVie, Inc.	13,809	3,006,495
Akeso, Inc.(a)	4,000	60,275
Alcon AG	1,436	95,752
Argenx SE, ADR(a)	127	106,171
Astellas Pharma, Inc.	6,000	86,048
Baxter International, Inc.	3,149	59,138
BeiGene Ltd., ADR(a)	560	161,235
Biogen, Inc.(a)	2,380	466,480
BioMarin Pharmaceutical, Inc.(a)	1,114	63,821
Bridgebio Pharma, Inc.(a)	1,323	87,662
Celltrion, Inc.	482	61,697
Centene Corp.(a)	1,914	114,074
Chugai Pharmaceutical Co. Ltd.	2,300	114,025
Cochlear Ltd.	871	62,982
Cooper Cos., Inc.(a)	968	59,251
CorVel Corp.(a)	960	59,280
Daiichi Sankyo Co. Ltd.	3,600	61,070
Danaher Corp.	8,617	1,574,067
Dr. Sulaiman Al Habib Medical Services Group Co.	5,129	297,686
Eli Lilly & Co.	2,657	2,935,985
Exelixis, Inc.(a)	5,377	271,431

Galderma Group AG	1,631	$347,659
GE HealthCare Technologies, Inc.	12,087	753,504
Genmab A/S(a)	3,523	92,761
Gilead Sciences, Inc.	15,621	2,099,931
Globus Medical, Inc. - Class A(a)	712	58,299
Henry Schein, Inc.(a)	2,708	207,379
ICON PLC(a)	518	70,484
IDEXX Laboratories, Inc.(a)	1,532	863,328
Illumina, Inc.(a)	552	89,954
Incyte Corp.(a)	3,643	352,424
Innovent Biologics, Inc.(a)	5,500	58,492
Insmed, Inc.(a)	2,522	269,627
Insulet Corp.(a)	1,245	180,450
Intuitive Surgical, Inc.(a)	2,947	1,251,414
Ionis Pharmaceuticals, Inc.(a)	799	61,124
Ipsen SA	588	107,454
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	15,800	121,362
Labcorp Holdings, Inc.	4,376	1,138,023
Lifco AB - Class B	10,639	342,679
Liquidia Corp.(a)	990	61,241
Lonza Group AG	1,046	669,890
Madrigal Pharmaceuticals, Inc.(a)	132	65,640
Medpace Holdings, Inc.(a)	1,355	605,834
Merck KGaA	402	61,384
Mettler-Toledo International, Inc.(a)	579	683,556
Molina Healthcare, Inc.(a)	328	56,941
National HealthCare Corp.	544	100,324
Neurocrine Biosciences, Inc.(a)	1,405	222,411
Novo Nordisk A/S - Class B	6,500	297,328
OmniAb Operations, Inc. - $12.50 Earnout(a)(c)	119	—
OmniAb Operations, Inc. - $15.00 Earnout(a)(c)	119	—
Orion Oyj	1,060	88,567
Oscar Health, Inc. - Class A(a)	2,667	59,287
Pediatrix Medical Group, Inc.(a)	3,597	77,479
RadNet, Inc.(a)	2,771	153,874
ResMed, Inc.	3,253	619,924
Revolution Medicines, Inc.(a)	1,114	175,433
Revvity, Inc.	623	65,135
Rhythm Pharmaceuticals, Inc.(a)	689	60,852
Royalty Pharma PLC - Class A	19,988	1,114,531
Sandoz Group AG	9,037	758,722
Shionogi & Co., Ltd.	13,200	248,759
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	900	53,053
Smith & Nephew PLC	6,009	178,407
Sonova Holding AG	227	60,313
Swedish Orphan Biovitrum AB(a)	2,723	130,410
Takeda Pharmaceutical Co. Ltd., ADR	59,554	950,482
UCB SA	975	286,380
United Therapeutics Corp.(a)	837	466,058

Vertex Pharmaceuticals, Inc.(a)	2,159	$966,239
Waters Corp.(a)	1,069	410,036
West Pharmaceutical Services, Inc.	464	149,784
		28,169,247

Industrial Products - 12.2%
AAON, Inc.	710	99,542
ABB Ltd.	31,032	3,321,042
Allegion PLC	4,716	613,410
Amprius Technologies, Inc.(a)	9,573	194,140
Badger Meter, Inc.	481	59,596
Belden, Inc.	3,012	316,501
Chroma ATE, Inc.	2,000	160,891
CSW Industrials, Inc.	644	178,369
Cummins, Inc.	4,855	3,139,389
Enpro, Inc.	1,342	411,981
Esab Corp.	2,985	275,904
Federal Signal Corp.	2,732	291,504
Graco, Inc.	26,553	2,003,424
Halma PLC	7,683	484,880
Hubbell, Inc.	3,709	1,756,619
IDEX Corp.	6,481	1,366,389
Indutrade AB	3,183	66,706
Ingersoll Rand, Inc.	18,913	1,354,927
Iveco Group NV	4,136	67,185
Kadant, Inc.	590	188,316
Knorr-Bremse AG	2,809	339,927
Kone Oyj - Class B	21,716	1,299,012
Kubota Corp.	5,600	99,976
Legrand SA	5,274	908,716
Lennox International, Inc.	1,550	778,348
Middleby Corp.(a)	992	153,770
MSA Safety, Inc.	850	140,930
NIDEC Corp.	3,500	61,386
Nordson Corp.	6,837	1,964,475
Novanta, Inc.(a)	673	107,229
nVent Electric PLC	4,491	749,952
Pentair PLC	11,423	809,205
Proto Labs, Inc.(a)	1,172	88,791
Prysmian SpA	5,586	964,756
Regal Rexnord Corp.	3,187	643,009
Rockwell Automation, Inc.	4,660	2,101,940
Schindler Holding AG	3,966	1,301,950
SKF AB	49,272	1,296,203
SMC Corp.	100	43,414
SPX Technologies, Inc.(a)	2,378	515,217
Standex International Corp.	317	87,812
Symbotic, Inc. - Class A(a)	3,750	174,094

Techtronic Industries Co. Ltd.	24,351	$361,347
Toro Co.	2,316	208,162
Trimble, Inc.(a)	15,676	884,283
Veralto Corp.	13,375	1,099,826
Vontier Corp.	12,068	342,490
Watts Water Technologies, Inc. - Class A	1,617	499,621
WEG SA	48,531	423,118
Xylem, Inc.	13,246	1,450,967
		36,250,641

Industrial Services - 5.8%
Al Babtain Power & Telecommunication Co.	3,136	54,152
Alarm.com Holdings, Inc.(a)	1,379	62,207
APi Group Corp.(a)(b)	25,802	1,057,882
Automatic Data Processing, Inc.	7,211	1,599,688
Bilfinger SE	945	96,548
Bird Construction, Inc.	2,376	99,676
Brady Corp. - Class A	1,249	107,514
BrightView Holdings, Inc.(a)	4,796	59,279
Cellnex Telecom SA	1,814	61,008
China Merchants Expressway Network & Technology Holdings Co. Ltd. - Class A(a)	29,044	43,082
Comfort Systems USA, Inc.	878	1,605,168
Compass Group PLC	16,500	530,805
Deluxe Corp.	5,280	128,251
Dycom Industries, Inc.(a)	1,405	716,550
Element Fleet Management Corp.	6,340	126,427
Enav SpA	11,574	72,867
Everus Construction Group, Inc.(a)	1,870	278,200
Full Truck Alliance Co. Ltd. - Class A, ADR	17,310	152,674
Huron Consulting Group, Inc.(a)	574	61,642
IES Holdings, Inc.(a)	689	467,383
Installed Building Products, Inc.	1,204	252,816
International Container Terminal Services, Inc.	56,600	691,448
Ituran Location and Control, Ltd.	5,654	370,620
Kajima Corp.	30,255	1,122,660
Kandenko Co. Ltd.	3,773	154,959
Kuehne + Nagel International AG	3,435	792,861
Limbach Holdings, Inc.(a)	848	65,678
MSC Industrial Direct Co., Inc. - Class A	598	65,463
MYR Group, Inc.(a)	465	216,253
Paychex, Inc.	9,894	959,520
RB Global, Inc.	5,682	604,972
Recruit Holdings Co. Ltd.	1,790	118,854
Rollins, Inc.	13,000	618,800
Service Stream Ltd.	36,834	62,810
Shandong Hi-Speed Co. Ltd. - Class A(a)	20,300	36,740
Shenzhen International Holdings Ltd. - Class A	133,500	101,351

Shimizu Corp.	37,200	$626,621
Sinotrans Ltd.	406,000	253,834
Sterling Infrastructure, Inc.(a)	796	685,229
TopBuild Corp.(a)	832	347,343
Tutor Perini Corp.	5,617	401,559
UL Solutions, Inc. - Class A	4,263	424,168
WESCO International, Inc.	2,246	811,188
		17,166,750

Insurance - 7.0%
Aflac, Inc.	17,626	1,981,515
AIA Group Ltd.	62,917	660,286
Aon PLC - Class A	2,176	687,747
Arthur J. Gallagher & Co.	4,224	849,489
ASR Nederland NV	789	59,203
BB Seguridade Participacoes SA	138,090	953,051
Brown & Brown, Inc.	7,547	424,519
Caixa Seguridade Participacoes S/A	37,300	130,007
China Life Insurance Co. Ltd.	198,000	729,609
China Pacific Insurance Group Co. Ltd.	67,600	271,007
China Reinsurance Group Corp.	377,000	57,242
Clal Insurance Enterprises Holdings Ltd.	867	87,614
CNO Financial Group, Inc.	1,326	60,956
Dai-ichi Life Holdings, Inc.	21,330	219,209
Fubon Financial Holding Co. Ltd.(a)	148,069	519,947
Gjensidige Forsikring ASA	46,421	1,283,775
HCI Group, Inc.	383	59,009
Helvetia Holding AG	1,884	489,476
iA Financial Corp., Inc.	3,299	411,624
Insurance Australia Group Ltd.	86,202	475,092
Intact Financial Corp.	5,661	1,113,132
Jackson Financial, Inc. - Class A	4,143	427,185
Japan Post Holdings Co. Ltd.	42,400	550,808
Kinsale Capital Group, Inc.	178	54,249
Meritz Financial Group, Inc.	841	57,425
NMI Holdings, Inc.(a)	1,612	57,871
PICC Property & Casualty Co. Ltd. - Class H	288,998	536,520
Progressive Corp.	6,778	1,290,531
Protector Forsikring ASA	2,855	141,217
Prudential Financial, Inc.	20,285	2,041,482
Prudential PLC	2,204	63,387
Reinsurance Group of America, Inc.	4,129	828,855
RenaissanceRe Holdings Ltd.	524	146,903
Ryan Specialty Holdings, Inc. - Class A	1,843	58,700
Sampo Oyj	41,121	434,949
Samsung Life Insurance Co. Ltd.	1,030	265,531
Storebrand ASA	17,936	341,621
T&D Holdings, Inc.	2,300	60,595

Tryg A/S	26,080	$614,097
Unipol Gruppo SpA	30,613	758,779
Willis Towers Watson PLC	1,772	442,415
		20,696,629

Materials - 2.4%
Amcor PLC	8,388	325,622
AptarGroup, Inc.	521	60,358
Asahi Kasei Corp.	43,800	491,680
Avient Corp.	7,462	264,304
Axalta Coating Systems Ltd.(a)	16,915	520,475
Carlisle Cos., Inc.	1,000	344,810
EMS-Chemie Holding AG(a)	779	711,354
HB Fuller Co.	3,478	222,870
HUA ENG Wire & Cable Co. Ltd.(a)	537,000	591,419
Minerals Technologies, Inc.	895	68,933
Nippon Paint Holdings Co. Ltd.	16,500	109,506
Nitto Denko Corp.	22,800	428,315
Sensient Technologies Corp.	2,506	285,308
Sherwin-Williams Co.	7,717	2,344,733
Sika AG	322	63,176
Silgan Holdings, Inc.	1,595	59,908
Symrise AG	651	60,091
TriMas Corp.	2,663	108,997
		7,061,859

Media - 3.8%
Auto Trader Group PLC	9,871	58,744
Autohome, Inc.	3,928	68,583
Capcom Co. Ltd.	18,721	354,686
CAR Group Ltd.	12,746	227,802
Electronic Arts, Inc.	9,215	1,858,850
Embracer Group AB - Class B(a)	7,971	60,741
fuboTV, Inc. - Class A(a)	6,194	62,497
Giant Network Group Co. Ltd.	30,000	115,505
Grab Holdings Ltd. - Class A(a)	17,204	60,902
Hello Group, Inc. - Class A, ADR	10,234	60,995
HYBE Co. Ltd.	301	43,942
Informa PLC	44,131	482,552
iQIYI, Inc. - Class A, ADR(a)	55,398	63,154
Kanzhun Ltd. - Class A, ADR	12,071	163,803
LY Corp.	126,975	332,852
M3, Inc.	6,700	59,933
Magnite, Inc.(a)	4,576	65,574
Match Group, Inc.	8,951	323,400
NAVER Corp.	1,845	286,483
NetEase Cloud Music, Inc.(a)	4,000	60,683
NetEase, Inc.	48,032	1,189,554

NOS SGPS	13,314	$81,802
Pinterest, Inc. - Class A(a)	20,681	414,654
Publicis Groupe SA	4,139	404,467
Rumble, Inc. - Class A(a)	7,364	67,675
SEEK Ltd.	6,653	59,405
SKY Perfect JSAT Corp.	9,600	269,565
Taboola.com Ltd.(a)	12,273	59,892
Take-Two Interactive Software, Inc.(a)	4,397	985,631
Toho Co. Ltd.	14,105	108,895
Trip.com Group Ltd.(a)	13,837	651,120
Universal Music Group NV	22,387	509,431
VeriSign, Inc.	4,335	1,237,122
Webtoon Entertainment, Inc.(a)	4,957	60,922
Weibo Corp. - Class A, ADR	28,655	225,228
XD, Inc.	17,000	110,298
Ziff Davis, Inc.(a)	2,938	132,416
		11,379,758

Real Estate - 0.8%
Altus Group Ltd.	3,647	111,987
China Resources Land Ltd.	174,000	784,148
Cushman & Wakefield Ltd.(a)	11,712	145,697
Howard Hughes Holdings, Inc.(a)	2,722	172,439
KE Holdings, Inc. - Class A, ADR	16,461	273,253
Longfor Group Holdings Ltd.	58,000	58,093
Marcus & Millichap, Inc.	2,096	59,191
McGrath RentCorp	986	107,464
St. Joe Co.	2,563	163,084
Sumitomo Realty & Development Co. Ltd.	20,600	480,999
		2,356,355

Renewable Energy - 0.5%
Nextpower, Inc. - Class A(a)	3,828	598,699
Nordex SE(a)	3,373	162,956
Shoals Technologies Group, Inc. - Class A(a)	6,093	75,858
Vestas Wind Systems A/S	16,757	471,105
		1,308,618

Retail & Wholesale - Discretionary - 1.2%
China Literature Ltd.(a)	20,600	60,664
ePlus, Inc.	707	58,038
Ferguson Enterprises, Inc.	4,986	1,126,686
Figs, Inc. - Class A(a)	10,028	117,929
Groupe Dynamite, Inc.	5,915	321,996
MercadoLibre, Inc.(a)	463	785,086
Moncler SpA	4,390	286,167
MonotaRO Co. Ltd.	4,900	58,145
OPENLANE, Inc.(a)	2,557	97,422

OVS SpA	9,796	$64,017
Pool Corp.	329	59,681
ScanSource, Inc.(a)	1,574	72,829
Sea Ltd. - Class A, ADR(a)	1,830	165,670
Xiamen Jihong Technology Co. Ltd.	34,500	67,878
Zalando SE(a)	2,498	67,892
ZOZO, Inc.	9,400	58,470
		3,468,570

Retail & Wholesale - Staples - 1.2%
Aeon Co. Ltd.	67,986	594,274
Andersons, Inc.	2,666	188,193
Bid Corp. Ltd.	7,592	190,753
Clas Ohlson AB - Class B	2,649	120,842
George Weston Ltd.	27,181	1,905,659
Pan Pacific International Holdings Corp.	85,600	472,228
Pepkor Holdings Ltd.	45,499	60,880
United Natural Foods, Inc.(a)	1,952	100,235
		3,633,064

Software & Tech Services - 7.6%
ACI Worldwide, Inc.(a)	6,276	274,073
Adeia, Inc.	14,092	376,538
Adobe, Inc.(a)	5,636	1,460,908
Amdocs Ltd.	8,143	512,765
Atea ASA	3,575	64,105
Atlassian Corp. - Class A(a)	708	76,188
Autodesk, Inc.(a)	5,646	1,305,976
AvePoint, Inc.(a)	5,868	64,020
BILL Holdings, Inc.(a)	1,668	61,749
Cadence Design Systems, Inc.(a)	4,172	1,564,208
Calix, Inc.(a)	4,282	170,209
CDW Corp.	4,812	603,665
Cloudflare, Inc. - Class A(a)	3,144	760,282
Commvault Systems, Inc.(a)	371	44,056
Coreweave, Inc. - Class A(a)	2,163	236,913
Dassault Systemes SE	2,557	56,112
Digi International, Inc.(a)	5,604	374,347
DigitalOcean Holdings, Inc.(a)	1,304	203,359
DocuSign, Inc.(a)	1,287	67,593
Doximity, Inc. - Class A(a)	3,031	64,863
Dynatrace, Inc.(a)	11,130	474,027
Figma, Inc. - Class A(a)	3,052	77,826
Genpact Ltd.	4,657	153,448
Guidewire Software, Inc.(a)	4,102	626,252
HubSpot, Inc.(a)	910	200,773
IonQ, Inc.(a)	1,865	134,411
JFrog Ltd.(a)	1,750	139,090

Manhattan Associates, Inc.(a)	2,521	$378,276
MongoDB, Inc. - Class A(a)	1,067	358,032
Nemetschek SE	824	59,425
Newborn Town, Inc.(a)	56,000	56,805
Nomura Research Institute Ltd.	2,000	63,094
Nutanix, Inc. - Class A(a)	5,340	278,054
Nutex Health, Inc.(a)	508	65,588
Obic Co. Ltd.	9,600	240,558
Okta, Inc. - Class A(a)	3,708	457,085
Open Text Corp.	3,478	82,762
Palo Alto Networks, Inc.(a)	5,227	1,472,394
Paycom Software, Inc.	439	61,315
Paylocity Holding Corp.(a)	405	46,547
Pro Medicus Ltd.	663	63,092
Procore Technologies, Inc.(a)	4,584	226,862
PTC, Inc.(a)	7,021	974,023
Q2 Holdings, Inc.(a)	826	39,111
Roper Technologies, Inc.	5,177	1,685,269
Rubrik, Inc. - Class A(a)	2,584	203,180
Sage Group PLC	7,750	88,002
Samsara, Inc. - Class A(a)	9,992	349,620
ServiceNow, Inc.(a)	12,208	1,518,309
ServiceTitan, Inc. - Class A(a)	957	69,249
SS&C Technologies Holdings, Inc.	24,039	1,623,113
Synopsys, Inc.(a)	2,438	1,159,562
Teradata Corp.(a)	2,134	72,663
Twilio, Inc. - Class A(a)	2,420	461,349
Xero Ltd.(a)	1,118	60,467
Zscaler, Inc.(a)	1,835	256,405
		22,617,967

Tech Hardware & Semiconductors - 17.8%
5N Plus, Inc.(a)	13,595	421,800
A10 Networks, Inc.	10,161	306,253
Accton Technology Corp.(a)	7,252	562,556
ACM Research, Inc. - Class A(a)	4,292	371,516
Advanced Micro Devices, Inc.(a)	4,704	2,427,734
Advantest Corp.	6,400	1,052,126
Ambarella, Inc.(a)	3,132	226,068
ASE Technology Holding Co. Ltd.	60,110	1,172,438
Asia Vital Components Co. Ltd.(a)	3,000	255,223
ASM International NV	944	989,684
ASMPT Ltd.	7,000	173,272
AutoStore Holdings Ltd.(a)	44,789	63,775
Avnet, Inc.	12,029	1,045,681
Axcelis Technologies, Inc.(a)	2,826	425,059
BE Semiconductor Industries NV	1,388	460,653
Camtek Ltd.(a)	2,045	351,045

Ciena Corp.(a)	2,373	$1,376,886
Cirrus Logic, Inc.(a)	5,153	875,752
Cohu, Inc.(a)	12,101	638,328
Crane NXT Co.	4,824	187,364
Credo Technology Group Holding Ltd.(a)	1,769	417,537
Daktronics, Inc.(a)	7,414	153,322
Diebold Nixdorf, Inc.(a)	4,222	342,573
Disco Corp.	2,122	867,649
Dolby Laboratories, Inc. - Class A	7,630	425,830
D-Wave Quantum, Inc.(a)	2,054	61,908
Extreme Networks, Inc.(a)	13,184	349,508
F5, Inc.(a)	4,138	1,586,716
FormFactor, Inc.(a)	6,895	859,048
Harmonic, Inc.(a)	7,729	116,785
Hon Precision, Inc.(a)	1,000	263,683
HP, Inc.	38,426	1,039,039
Impinj, Inc.(a)	486	73,386
Intel Corp.(a)	13,813	1,584,075
InterDigital, Inc.	2,415	608,797
IPG Photonics Corp.(a)	5,241	600,199
Kulicke & Soffa Industries, Inc.	4,516	460,135
Lagercrantz Group AB	11,208	310,023
Lam Research Corp.	13,662	4,346,975
Lenovo Group Ltd.	182,768	559,680
Lite-On Technology Corp.	19,000	142,232
Logitech International SA(a)	4,036	490,198
Marvell Technology, Inc.	7,160	1,467,800
MaxLinear, Inc. - Class A(a)	2,588	240,503
MediaTek, Inc.	9,027	1,242,003
Monolithic Power Systems, Inc.	1,254	1,964,027
MPI Corp.(a)	1,000	190,260
Mycronic AB	10,989	354,666
Nanya Technology Corp.	18,000	199,390
NCR Atleos Corp.(a)	3,071	136,967
NetApp, Inc.	10,085	1,757,715
NetScout Systems, Inc.(a)	11,942	497,026
Nordic Semiconductor ASA(a)	11,426	247,940
Nova Ltd.(a)	2,008	1,008,679
Onto Innovation, Inc.(a)	3,496	902,807
Power Integrations, Inc.	3,530	296,520
Powertech Technology, Inc.(a)	15,000	181,482
Priortech Ltd.(a)	1,855	195,660
Qualitau Ltd.	998	241,504
Quanta Computer, Inc.(a)	41,401	448,036
Rambus, Inc.(a)	5,457	793,775
Realtek Semiconductor Corp.(a)	7,776	143,975
Rigetti Computing, Inc.(a)	2,286	58,384
Samsung Electronics Co. Ltd.	13,914	2,926,833
SCREEN Holdings Co. Ltd.	6,400	447,063

Shanghai Conant Optical Co. Ltd.	11,500	$62,009
Shanghai Fudan Microelectronics Group Co. Ltd.(a)	12,000	48,292
Silicon Laboratories, Inc.(a)	3,714	808,166
Skyworth Group Ltd.	80,000	57,774
Sonos, Inc.(a)	4,111	64,872
STMicroelectronics NV	9,436	654,009
Synaptics, Inc.(a)	4,103	563,260
TD SYNNEX Corp.	5,504	1,438,085
TDK Corp.	18,440	475,856
Tokyo Electron Ltd.	4,500	1,481,814
Tokyo Ohka Kogyo Co. Ltd.	7,700	532,552
Ultra Clean Holdings, Inc.(a)	7,215	617,388
Veeco Instruments, Inc.(a)	7,919	456,451
Wiwynn Corp.	1,598	277,764
Yageo Corp.	5,508	129,763
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	11,000	318,881
		52,972,462

Telecommunications - 4.8%
Airtel Africa PLC(b)	80,463	382,429
America Movil SAB de CV, ADR	58,706	1,489,958
BT Group PLC	270,408	761,066
Chunghwa Telecom Co. Ltd.	276,760	1,210,391
CITIC Telecom International Holdings Ltd.	169,000	57,789
Etihad Etisalat Co.	29,122	493,567
Koninklijke KPN NV	104,972	547,075
PCCW Ltd.	234,322	170,119
Proximus SADP	14,362	111,956
Saudi Telecom Co.	135,415	1,589,212
Singapore Telecommunications Ltd.	439,773	1,496,542
SoftBank Corp.	1,252,454	1,693,909
SoftBank Group Corp.	10,380	488,451
Taiwan Mobile Co. Ltd.	183,700	653,862
Telecom Italia SpA(a)	385,965	328,255
Telefonica SA	59,762	274,635
Telia Co. AB	271,120	1,453,784
TIM SA	172,769	761,001
Zegona Communications PLC	5,142	128,365
		14,092,366

Utilities - 2.8%
American States Water Co.	2,272	175,557
AXIA Energia, ADR	115,346	1,194,985
Boralex, Inc.	3,054	81,740
California Water Service Group	5,044	227,484
China Three Gorges Renewables Group Co. Ltd. - Class A(a)	296,100	182,423
CPFL Energia SA	126,670	1,081,085
EDP Renovaveis SA	66,977	1,107,516

ERG SpA	2,307	$61,758
H2O America	2,673	154,580
Hydro One Ltd.(b)	71,523	2,943,889
Oklo, Inc. - Class A(a)	3,326	222,443
Scatec ASA(a)	27,688	309,703
Sichuan Chuantou Energy Co. Ltd. - Class A(a)	100,119	229,273
Solaria Energia y Medio Ambiente SA(a)	4,558	124,996
XPLR Infrastructure LP(a)	25,376	316,693
		8,414,125

TOTAL COMMON STOCKS (Cost $267,979,106)		295,867,280

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(d)	1,179,582	1,179,582

TOTAL SHORT-TERM INVESTMENTS (Cost $1,179,582)		1,179,582

TOTAL INVESTMENTS - 100.0% (Cost $269,158,688)		$297,046,862
Liabilities in Excess of Other Assets - 0.0%(e)		(37,572)
TOTAL NET ASSETS - 100.0%		$297,009,290

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $4,556,290 or 1.6% of the Fund’s net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(e)	Does not round to 0.1% or (0.1)%, as applicable.